Note 32 Amount of capital CC1 (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount of capital CC1 [Line Items]
Total Tier 1		€ 45,687	€ 49,597	€ 49,701
Total capital tier 2		7,382	8,547	8,304
Total capital tier 1 tier 2		53,069	58,145	58,005
Total RWA		307,795	353,273	364,448
Capital and share premium [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		26,866	27,259	27,259
Retained earnings and equity instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		30,745	29,974	29,127
Other accumulated income and other reserves [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(17,200)	(14,023)	(10,133)
Minority interests [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		2,800	3,656	4,404
Net interim attributable profit [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		2,573	860	1,316
Common equity tier 1 CET1 before oter regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		45,784	47,726	51,974
Intangible assets and goodwill [member]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,484)	(3,455)	(6,803)
Direct and indirect holdings in own common equity tier 1 instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[1]	(2,800)	(366)	(484)
Deferred tax assets [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,009)	(1,478)	(1,420)
Other deductions and filters [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(542)	504	386
Total common equity tier 1 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(5,835)	(4,795)	(8,321)
Common equity TIER 1 CET1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		39,949	42,931	43,653
Capital instruments and share premium accounts classified as liabilities and qualifying as additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,266	6,130	5,400
Qualifying tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		472	536	648
Additional tier 1 (CET 1) before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,738	6,666	6,048
Transitional CET1 adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Total regulatory adjustments to additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Additional tier 1 AT1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,738	6,666	6,048
Capital instruments and share premium accounted as tier 2 [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		4,324	4,540	3,242
Qualifying tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		2,516	3,410	4,512
Credit risk adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		722	604	631
Tier 2 before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		7,562	8,554	8,385
Tier 2 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		€ (180)	€ (6)	€ (82)
CET 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		12.98%	12.15%	11.98%
Tier 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		14.84%	14.04%	13.64%
Total capital phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		17.24%	16.46%	15.92%

[1]	(*) Includes mainly the amount of repurchase of own shares pending to be executed and up to the maximum limit authorized by the ECB for the BBVA Group (see Note 4)